Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and other reserves
Summary of allotted, called up and fully paid shares

	December 31,		December 31,
	2023		2022
	No.	£	No.	£
Ordinary of $0.0001 each	221,249,244	16,681	214,211,021	15,952
	221,249,244	16,681	214,211,021	15,952

Summary of ordinary shares issued

	Shares issued	Proceeds received	Premium arising
	No.	£000	£000
Exercise of EMI Options	5,649,197	796	796
Exercise of Nil-Cost Options	1,389,026	—	—
	7,038,223	796	796

Summary of nature and purpose of other reserves

	December 31,	December 31,	December 31,
	2023	2022	2021
	£000	£000	£000
Share based payment reserve	21,140	22,359	—
Foreign currency translation reserve	1,484	8,365	(85)
Warrant reserve	9,292	9,292	8,558
Merger reserve	54,841	54,841	54,841
	86,757	94,857	63,314